united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 812-14415

Altegris KKR Commitments Master Fund

(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 400 LA Jolla CA 92037

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 12/31/15

Item 1. Schedule of Investments.

Altegris KKR Commitments Master Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Investments	Cost	Fair Value (a)	% of Net Assets	Unrealized Gain / (Loss) from Investments	Initial Acquisition Date
PRIVATE EQUITY - 95.7%
AKCF LLC - Series A *	$ 5,404,471	$ 5,567,832	7.42%	$ 163,361	10/29/2015
KKR 2006 Fund L.P. *	19,050,087	19,249,825	25.64%	199,738	12/31/2015
KKR 2006 Fund (Overseas) L.P. *	13,114,128	14,092,782	18.77%	978,654	12/31/2015
KKR 2006 Fund (Samson) L.P. *	389,909	-	0.00%	(389,909)	12/31/2015
KKR European Fund III, L.P. *	13,513,235	14,831,939	19.76%	1,318,704	12/31/2015
KKR North American Fund XI L.P. *	15,952,065	17,873,642	23.81%	1,921,577	10/29/2015
KKR North American Fund XI (Brazil) L.P. *	181,493	-	0.00%	(181,493)	10/29/2015
KKR North American Fund XI (Buckeye) L.P. *	271,106	215,351	0.29%	(55,755)	10/29/2015
TOTAL PRIVATE EQUITY	$ 67,876,494	$ 71,831,371	95.68%	$ 3,954,877

TOTAL INVESTMENTS - 95.7% (Cost - $67,876,494) (b)		$ 71,831,371
OTHER ASSETS LESS LIABILITIES - 4.3%		3,242,948
NET ASSETS - 100.0%		$ 75,074,319

* Non-income producing.
(a) Securities are restricted to resale.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $67,876,494 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:		$ 3,954,877
Unrealized Depreciation:		-
Net Unrealized Appreciation:		$ 3,954,877

Complete information about the Investment Funds' underlying investments is not readily available.

See accompanying notes to the financial statements.

Altegris KKR Commitments Master Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Fund has adopted valuation procedures pursuant to which the Master Fund will fair value its interests in Investment Funds and Co-Investment Opportunities. These valuation procedures, which have been approved by the Board of Trustees of the Master Fund, provide that the valuations determined by the Investment Managers will be reviewed by the Advisers. However, neither the Advisers nor the Board of Trustees will be able to confirm independently the accuracy of the Investment Managers’ valuations (which are unaudited, except at year-end). Accordingly, the Master Fund will generally rely on such valuations, which are provided on a quarterly basis, even in instances where an Investment Manager may have a conflict of interest in valuing the securities. Furthermore, the Investment Funds will typically provide the Advisers with only estimated net asset values or other valuation information on a quarterly basis, and such data will be subject to revision through the end of each Investment Fund’s annual audit. While such information is provided on a quarterly basis, the Master Fund will provide valuations, and will issue shares, on a monthly basis.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Altegris KKR Commitments Master Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments	$ -	$ -	$ 71,831,371	$ 71,831,371

It is the Fund's policy to recognize transfers at the end of the reporting period ended. There were no transfers between Level 1 and Level 2 during the period ended December 31, 2015.

The following is a reconciliation of assets in which Level 3 inputs were used in determining fair value:

Investments
Beginning Balance, July 31, 2015	$ -
Gross Contributions	70,784,437
Gross Distributions	(2,469,048)
Realized Gain/Loss	(438,895)
Change in Unrealized Appreciation / (Depreciation)	3,954,877
Balance, December 31, 2015	$ 71,831,371

In accordance with authoritative guidance, the investments being classified as Level 3 for the period ended December 31, 2015 is investments valued based on observable inputs that are not readily available.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Altegris KKR Commitments Master Fund

By (Signature and Title)

*/s/ Jon Sundt

President

Date 02/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Jon Sundt

President

Date 2/29/2016

*/s/ Kenneth I. McGuire

Treasurer and Principal Accounting Officer

Date 2/29/2016